Property, Plant and Equipment, Net - Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Capitalization interest	$ 18,542	$ 606	$ 18,769
Capitalization interest rate applied	1.7582%	1.7582%	1.7624%